Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Loss [Abstract]
Accumulated other comprehensive (loss) income, net of tax
The following is a summary of the accumulated other comprehensive loss balances, net of tax:

	For the year ended 12/31/17
(dollars in thousands)	Balance at 12/31/2016	Other comprehensive income (loss) - before reclassifications	Amount reclassified from accumulated other comprehensive loss	Other comprehensive income (loss) - year ended 12/31/2017	Balance at 12/31/2017

Net unrealized holding loss on securities available for sale, net of tax	$(6,762)	1,732		1,732	(5,030)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	42	3,012	-	3,012	3,054
Net change in net actuarial loss and prior service cost on pension and postretirement benefit plans, net of tax	469	-	(299)	(299)	170

Accumulated other comprehensive loss, net of tax	(6,251)	4,744	(299)	4,445	(1,806)

	For the year ended 12/31/16
(dollars in thousands)	Balance at 12/31/2014	Other comprehensive (loss) income - before reclassifications	Amount reclassified from accumulated other comprehensive loss	Other comprehensive (loss) income - year ended 12/31/2016	Balance at 12/31/2016

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(4,492)	(1,869)	(401)	(2,270)	(6,762)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(758)	800	-	800	42
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	469	-	-	-	469

Accumulated other comprehensive loss, net of tax	(4,781)	(1,069)	(401)	(1,470)	(6,251)

	For the year ended 12/31/15
(dollars in thousands)	Balance at 12/31/2014	Other comprehensive (loss) income - before reclassifications	Amount reclassified from accumulated other comprehensive loss	Other comprehensive (loss) Income- year ended 12/31/2015	Balance at 12/31/2015

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(3,693)	(648)	(151)	(799)	(4,492)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(1,188)	430	-	430	(758)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	372	-	97	97	469

Accumulated other comprehensive loss, net of tax	$(4,509)	(218)	(54)	(272)	(4,781)

Reclassifications out of accumulated other comprehensive income
The following represents the reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2017,2016 and 2015:

(dollars in thousands)	Years Ended December 31,			Affected Line Item
	2017	2016	2015	in Financial Statements
Unrealized gains on securities available for sale

Realized gain on securities transactions	$-	668	251	Net gain on securities transactions
Income tax expense	-	(267)	(100)	Income taxes
Net of tax	-	401	151

Amortization of pension and postretirement benefit items

Amortization of net actuarial gain (loss)	289	90	(70)	Salaries and employee benefits
Amortization of prior service cost	(90)	(90)	(90)	Salaries and employee benefits
Income tax benefit	100	-	63	Income taxes
Net of tax	299	-	(97)

Total reclassifications, net of tax	$299	401	54